BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of basis of consolidation [abstract]
Disclosure of basis of consolidation [text block]

2) BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a) Statement of compliance with IFRS and basis of preparation

The consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standard Board (“IASB”) prevailing at December 31, 2017. The consolidated financial statements have been prepared on a historical costs basis, with the exception of derivative financial instruments and financial liability related to the option for acquisition of non-controlling interest, which have been measured at fair value.

The consolidated financial statements have been approved by the Board of Directors (the “Board”) and Audit Committee of the Company, Atento S.A. in Luxembourg on April 19, 2018. These consolidated financial statements have not been yet approved by the General Shareholders Meeting of the Parent Company. However, the Board of Directors expects them to be approved without amendments.

The preparation of financial statements under IFRS as issued by the IASB requires the use of certain key accounting estimates. IFRS also requires Management to exercise judgment throughout the process of applying the Atento Group’s accounting policies. Note 3r discloses the areas requiring a more significant degree of judgment or complexity and the areas where assumptions and estimates are more relevant to the consolidated financial statements. Also, Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.

The amounts in these consolidated financial statements, comprising the consolidated statements of financial position, the consolidated statements of operations, the consolidated statements of comprehensive income/(loss), the consolidated statements of changes in equity, the consolidated statements of cash flows, and the notes thereto are expressed in thousands of U.S. dollars, unless otherwise indicated.

b) Comparative information

The main changes are:

On September 2, 2016, the Company through its direct subsidiary Atento Brasil acquired 81,49%, the controlling interest of RBrasil Soluções S.A. (RBrasil) and on September 30, 2016 the Company through its direct subsidiary Atento Teleservicios España sold 100% of Atento Morocco. In accordance with IFRS 5 the results of the operations in Morocco are presented in consolidated statements of operations as discontinued operations for the years ended December 31, 2016 and 2015.

On June 9, 2017, the Company, through its subsidiary Atento Brasil, acquired control of Interfile Serviços de BPO Ltda. and of Interservicer – Serviços em Crédito Imobiliário Ltda. (jointly, “Interfile”), a leading provider of BPO services and solutions, including credit origination, for the banking and financial services sector in Brazil. Through this acquisition, the Company expects to be able to expand the capabilities in the financial services sector, especially in credit origination, accelerate the penetration into higher value-added solutions, strengthen the leadership position in the Brazilian market and facilitate the expansion of the credit origination sector into other Latin American markets. See more details of this acquisition in Note 5.

c) Consolidated statements of cash flows

The consolidated statements of cash flows has been prepared using the indirect method pursuant to IAS 7, “Statement of Cash Flow”. Foreign currency transactions are translated at the average exchange rate for the period, in those cases where the currency differs from the presentation currency of Atento Group (U.S. dollar), as indicated in Note 3c. The effect of exchange rate fluctuations on cash and cash equivalents, maintained or owed, in foreign currency, is presented in the statements of cash flows to reconcile cash and cash equivalents at the beginning of the year and at year-end.